----------------------------------------------------------
COLONIAL HIGH INCOME MUNICIPAL TRUST         ANNUAL REPORT
----------------------------------------------------------

NOVEMBER 30, 2000

[GRAPHIC OMITTED]

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

At the beginning of the year, economic strength and inflationary fears made for a difficult bond market environment. Interest rates moved higher in the first part of the year, causing bond prices to fall. This hurt the Fund's performance. However, the U.S. bond market rallied in the latter half of the period as our economy edged its way toward a more sustainable rate of growth. By mid-year, there were also signs that higher inflation was unlikely. Under these conditions, the municipal bond market showed some improvement, which was reflected in the Fund's performance as well.

The following report will provide you with more detailed information about the Fund's performance and the strategies used by portfolio manager Maureen G. Newman and associate portfolio manager Gary Lasman. As always, we thank you for choosing Colonial High Income Municipal Trust and for the opportunity to serve your investment needs.

     Respectfully,

 /s/ Stephen E. Gibson

     Stephen E. Gibson
     President
     January 11, 2001

---------------------------
Not FDIC  May Lose Value
 Insured  No Bank Guarantee
---------------------------

Because economic and market conditions change, there can be no assurance that the trends described in this report will continue or come to pass.

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

o   MUNICIPALS START YEAR SLOWLY, THEN BEGIN TO RECOVER

    Municipal bonds did not perform as well as other segments of the bond market during the first part of 2000. As the year progressed, however, there were signs that the rapid growth of the U.S. economy was beginning to diminish. This proved to be good news for municipal bonds, which kept pace with other market segments after mid-year.

o   CREDIT MARKETS TIGHTEN

    The supply of new issues in the municipal bond market declined somewhat during the year, especially in the high-yield segment of the market. With signs of an economic slowdown on the horizon, many lower rated issuers pulled back from the market.

o   PORTFOLIO MANAGERS' COMMENTARY

    The first part of the year was difficult for the Fund, resulting in a negative total return for the first six months of the period. By the end of the year, the Fund regained some ground and ended the 12-month period with a relatively flat return of negative 0.56% at net asset value.

    The Fund was leveraged through the issuance of preferred shares, which pay dividend rates comparable to those of short-term securities. The money raised from the preferred shares was put to work in long-term municipal bonds which typically pay higher yields. This has added price volatility to the portfolio in exchange for the possibility of higher tax-exempt income.

    While there are still some concerns about inflation, we are optimistic about the period ahead. A slower economy has prompted the Federal Reserve to lower short-term interest rates, and the bond market could be poised for a rally in an improved interest rate environment.

      /s/ MAUREEN G. NEWMAN            /s/ GARY LASMAN

          MAUREEN G. NEWMAN                GARY LASMAN
          Portfolio Manager         Associate Portfolio Manager

MAUREEN G. NEWMAN is portfolio manager of Liberty Municipal Income Trust and a senior vice president of Colonial Management Associates, Inc. (CMA). GARY LASMAN is associate portfolio manager of Liberty Municipal Income Trust. Highlights

Tax-exempt investing offers current tax-free income but also involves certain risks. The value of the Fund will be affected by interest rate changes and the creditworthiness of issues held in the Fund. The municipal bond management team identifies problems and opportunities and reacts quickly to market changes.

12-MONTH CUMULATIVE TOTAL
RETURNS, ASSUMING REINVESTMENT
OF ALL DISTRIBUTIONS FOR THE
PERIOD ENDED 11/30/00

NAV                      (0.56%)
-------------------------------
MARKET PRICE              1.05%
-------------------------------

DISTRIBUTIONS DECLARED
PER COMMON SHARE

12/1/99 - 11/30/00(1)    $0.477
-------------------------------

PRICE PER SHARE AS OF 11/30/00

NAV                       $6.92
-------------------------------
Market Price              $5.75
-------------------------------

(1) A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the Fund's ordinary income, and any market discount is taxable when distributed.

TOP 5 INDUSTRY SECTORS 11/30/00

Hospital                  13.5%
-------------------------------
Local GO's                 9.6%
-------------------------------
Nursing Homes              9.1%
-------------------------------
Multifamily                6.8%
-------------------------------
Refunded/Escrow            6.5%
-------------------------------

Sector breakdowns are calculated as a percentage of net assets.

QUALITY BREAKDOWN AS OF 11/30/00
AAA                       28.6%
-------------------------------
AA                         9.7%
-------------------------------
A                         10.6%
-------------------------------
BBB                       12.2%
-------------------------------
BB                         2.0%
-------------------------------
B                          0.3%
-------------------------------
D                          0.1%
-------------------------------
Non-rated                 35.7%
-------------------------------
Cash equivalents           0.8%
-------------------------------

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these quality breakdowns or invest in these sectors in the future.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
November 30, 2000
(In thousands)

MUNICIPAL BONDS - 96.9%                                          PAR     VALUE
------------------------------------------------------------------------------
EDUCATION - 1.9%
EDUCATION
CA Statewide Communities Development
  Authority, Crossroads School for
  Arts & Sciences, Series 1998,
  6.000% 08/01/28 (a)                                       $  1,350  $  1,352
IL State Development Finance Authority,
  Latin School of Chicago,
  Series 1998, 5.650% 08/01/28                                   230       209
MA State Industrial Finance Agency:
  Cambridge Friends School, Series
  1998, 5.800% 09/01/28                                        1,000       929
  St. John's High School, Series 1998,
  5.350% 06/01/28                                                300       265
MI Southfield Economic Development Corp.,
  Lawrence University, Series
  1998 A, 5.400% 02/01/18                                      1,000       903
MN Victoria, Holy Family Catholic High School,
  Series 1999 A,
  5.875% 09/01/29                                              1,000       910
NM Santa Fe, College of Santa Fe,
  Series 1998 A,
  5.500% 10/01/28                                                250       220
VT State Educational & Health Buildings
  Finance Agency, Norwich
  University, Series 1998,
  5.500% 07/01/21                                              1,500     1,355
WV State University, Series 2000 A,
  (b) 04/01/19                                                 1,000       358
                                                                      --------
                                                                         6,501
                                                                      --------

------------------------------------------------------------------------------
HEALTHCARE - 26.7%
CONGREGATE CARE RETIREMENT - 2.9%
CA Statewide Community Development Authority,
  Eskaton Village - Grass
  Valley, Series 2000,
  8.250% 11/15/31                                              1,000       994
KS Manhattan, Meadowlark Hills Retirement Home,
  Series 1999 A,
  6.375% 05/15/20                                                650       572
KY Economic Development Finance Authority,
  Christian Church Homes of
  Kentucky, Inc., Series 1998,
  5.500% 11/15/30                                                320       253
MA Boston Industrial Development Financing
  Authority, Springhouse
  Inc., Series 1988,
  5.875% 07/01/20                                                605       496
MA State Development Finance Agency,
  Loomis Community, Series 1999 A:
  5.625% 07/01/15                                                500       424
  5.750% 07/01/23                                                250       203
MN Columbia Heights, Crest View Corp.,
  Series 1998,
  6.000% 03/01/33                                                740       612
NH State Higher Educational & Health
  Facilities Authority, Rivermead at
  Peterborough, Series 1998:
  5.625% 07/01/18                                                500       409
  5.750% 07/01/28                                                500       396
NJ Economic Development Authority,
  Seabrook Village, Inc., Series 2000 A,
  8.250% 11/15/30                                                625       613
PA Lancaster Industrial Development
  Authority, Garden Spot Village,
  Series 2000 A,
  7.625% 05/01/31                                                500       503
PA Philadelphia Authority for Industrial
  Development, Baptist Home of
  Philadelphia, Series 1998 A:
  5.500% 11/15/18                                                360       294
  5.600% 11/15/28                                                500       392
TN Metropolitan Government, Nashville &
  Davidson Counties, Blakeford
  at Green Hills, Series 1998,
  5.650% 07/01/24                                                600       458
TX Abilene Health Facilities Development
  Corp., Sears Methodist
  Retirement Obligation Group:
  Series 1998 A,
  5.900% 11/15/25                                              1,000       789
  Series 1999,
  6.000% 11/15/29                                                500       396
WI State Health & Educational Facilities Authority:
  Attic Angel Obligated Group,
  5.750% 11/15/27                                              1,000       791
  Clement Manor, Series 1998,
  5.750% 08/15/24                                                600       471
  United Lutheran Program for Aging, Inc.,
  5.700% 03/01/28                                              1,000       793
                                                                      --------
                                                                         9,859
                                                                      --------
HEALTH SERVICES - 0.2%
IL State Health Facilities Authority, Midwest
  Physician Group, Ltd.,
  Series 1998,
  5.500% 11/15/19                                                120        96
MA State Development Finance Agency, Boston
  Biomedical Research
  Institute, Series 1999:
  5.650% 02/01/19                                                200       176
  5.750% 02/01/29                                                450       390
                                                                      --------
                                                                           662
                                                                      --------

HOSPITALS - 13.5%
AR Conway Health Facilities Board,
  Conway Regional Medical Center:
  Series 1999 A,
  6.400% 08/01/29                                                425       418
  Series 1999 B,
  6.400% 08/01/29                                              1,000       983
AZ Maricopa County Industrial Development Authority:
  Mayo Clinic Hospital, Series 1998 A,
  5.250% 11/15/37 (h)                                          6,000     5,613
  National Health Facilities II Project,
  5.100% 01/01/33                                              4,500     4,025
CA State Health Facilities Financing
  Authority, Cedars-Sinai Medical
  Center, Series 1999 A,
  6.125% 12/01/30                                                750       765
CO State Health Care Facilities Authority,
  National Jewish Medical &
  Research Center, Series 1998,
  5.375% 01/01/23                                                330       266
FL Tampa, H. Lee Moffitt Cancer Center,
  Series 1999 A,
  5.750% 07/01/29                                              2,000     1,878
GA Forsyth County Hospital Authority,
  Georgia Baptist Heathcare System,
  Series 1998,
  6.000% 10/01/08                                              1,000       969
IL Health Facilities Authority:
  Swedish American Hospital, Series 2000,
  6.875% 11/15/30                                                500       506
  Thorek Hospital & Medical Center,
  5.250% 08/15/18                                                600       483
IL Southwestern Illinois Development Authority,
  Anderson Hospital,
  Series 1999,
  5.500% 08/15/20                                                225       184
IN State Health Facilities Financing Authority,
  Riverview Hospital,
  Series 1999,
  5.500% 08/01/24                                                400       333
LA State Public Facilities Authority, Touro
  Infirmary, Series 1999,
  5.625% 08/15/29                                              1,100       963
MI Dickinson County Healthcare System, Series 1999,
  5.700% 11/01/18                                                750       625
MI Flint Hospital Building Authority, Hurley
  Medical Center, Series
  1998 A,
  5.375% 07/01/20                                                625       480
MI State Hospital Finance Authority,
  Detroit Medical Center, Series
  1998 A,
  5.250% 08/15/28                                                650       458
MN St. Paul Housing & Redevelopment Authority,
  Healtheast Project,
  Series A,
  5.700% 11/01/15                                              1,000       816
MN Washington County Housing & Redevelopment
  Authority, Healtheast,
  Inc., Series 1998,
  5.250% 11/15/12                                              1,500     1,211
MS Lowndes County, Golden Triangle Regional
  Medical Center, Series
  1990,
  8.500% 02/01/10                                                225       230
MS State Business Finance Corp., Rush Medical
  Foundation, Inc.,
  Series 1998,
  5.625% 07/01/23                                              1,450     1,143
NC Medical Care Commission:
  Gaston Health Care, Series 1998,
  5.000% 02/15/29                                              5,000     4,311
  Stanly Memorial Hospital, Series 1999,
  6.375% 10/01/29                                              1,915     1,943
NHState Higher Educational & Health Facilities
  Authority, Littleton Hospital
  Association, Inc., Series 1998 A:
  5.900% 05/01/28                                                780       615
  6.000% 05/01/28                                                625       500
NM State Hospital Equipment Loan Council,
  Memorial Medical Center,
  Series 1998, 5.500% 06/01/28                                 1,220       917
OH Belmont County, East Ohio Regional Hospital,
  Series 1998,
  5.700% 01/01/13                                              1,875     1,591
OH Franklin County, Doctors OhioHealth Corp.,
  Series 1998 A,
  5.600% 12/01/28                                              2,150     1,396
OH Highland County Joint Township
  Hospital District,
  Series 1999,
  6.750% 12/01/29                                                990       850
OH Miami County, Upper Valley Medical
  Center, Inc., Series 1996 A,
  6.375% 05/15/26                                              1,000       899
OH Sandusky County, Memorial Hospital,
  Series 1998,
  5.150% 01/01/10                                                250       229
PA Allegheny County Hospital Development,
 Ohio Valley General Hospital,
  Series 1998 A,
  5.450% 01/01/28                                              1,000       793
PA Mount Pleasant Business District Authority,
  Frick Hospital,
  5.750% 12/01/27                                              1,300     1,045
PA Pottsville Hospital Authority, Pottsville
  Hospital & Warne Clinic,
  Series 1998,
  5.500% 07/01/18                                              1,000       818
TX Lufkin Health Facilities Development Corp.,
  Memorial Health
  Systems of East Texas, Series 1998,
  5.700% 02/15/28                                              1,120       857
TX Richardson Hospital Authority, Baylor
  Richardson Medical Center,
  Series 1998,
  5.625% 12/01/28                                              1,200       962
UT Weber County, IHC Health Services, Inc.,
  Series 1999,
  5.000% 08/15/30                                              2,500     2,244
VT State Educational & Health Buildings Authority:
  Brattleboro Memorial Hospital,
  5.375% 03/01/28                                              1,075       842
  Springfield Hospital, Series A,
  7.750% 01/01/13                                              1,115     1,182
WV Hospital Finance Authority, Charleston
  Medical Center, Series 2000 A,
  6.750% 09/01/30                                              1,000     1,015
                                                                      --------
                                                                        45,358
                                                                      --------
INTERMEDIATE CARE FACILITIES - 1.0%
IL State Development Finance Authority, Hoosier
  Care, Inc., Series 1999 A,
  7.125% 06/01/34                                              1,235     1,104
IN State Health Facilities Financing Authority
  Hoosier Care, Inc.,
  Series 1999 A,
  7.125% 06/01/34                                                150       134
PA State Economic Development Financing Authority,
  Northwestern Human
  Services, Inc., Series 1998 A,
  5.250% 06/01/14                                              2,510     2,158
                                                                      --------
                                                                         3,396
                                                                      --------
NURSING HOME - 9.1%
AK Juneau, St. Ann's Care Center,
  Series 1999,
  6.875% 12/01/25                                                700       651
CO Healthcare Facilities Authority:
  American Housing Foundation, Inc.,
  Series 1990 A,
  10.250% 12/01/20 (c)                                         1,300       650
  Pioneer Healthcare, Series 1989,
  10.500% 05/01/19                                             1,965     1,953
CO Volunteers of America Care Facilities, Inc.,
  Series 1998 A:
  5.450% 07/01/08                                                300       275
  5.750% 07/01/20                                                865       714
CO Volunteers of America, Series 1999 A,
  6.000% 07/01/29                                                350       288
FL Gadsden County Industrial Development
  Authority, Florida Properties, Inc.,
  Series 1988 A,
  10.450% 10/01/18                                             1,805     1,354
IA State Finance Authority, Care Initiatives Project:
  Series 1996,
  9.250% 07/01/25                                              1,000     1,213
  Series 1998 B:
  5.750% 07/01/18                                                550       443
  5.750% 07/01/28                                              1,475     1,123
IN Gary Industrial Economic Development West Side
  Health Care Center,
  Series 1987 A,
  11.500% 10/01/17                                             1,395     1,408
IN Michigan City Health Facilities, Metropolitan
  Health Foundation,
  Inc. Project,
  10.000% 11/01/22 (c)                                         3,085     1,635
IN State Health Facilities Financing Authority,
  Metro Health Indiana,
  Inc., Series 1998,
  6.400% 12/01/33                                              1,210       886
MA State Industrial Finance Agency:
  Alliance Health Care Facilities,
  Series 1999:
  7.100% 07/01/32                                              1,500     1,354
  7.750% 01/01/28                                              1,598     1,390
  Woodlawn Nursing Home,
  10.250% 07/01/27                                               336       313
MN Carlton, Inter-Faith Social Services, Inc.,
  Series 2000,
  7.750% 04/01/29                                                750       753
MN Minneapolis, Walker Methodist Senior Services
  Group, Series 1998 A,
  6.000% 11/15/28                                                700       592
MN New Hope, North Ridge Care Center, Inc.,
  Series 1999,
  5.875% 03/01/29                                                800       644
MN Sartell, Foundation for Healthcare,
  Series 1999 A,
  6.625% 09/01/29                                              1,145     1,005
NJ State Economic Development Authority,
  Geriatric & Medical Service,
  Inc., Series B, 10.500% 05/01/20                             2,000     1,978
PA Chester County Industrial Development,
  Pennsylvania Nursing Home,
  Inc.,
  Series 1989,
  10.125% 05/01/19 (c)                                         2,548     1,529
PA Washington County Industrial Development
  Authority, Central
  States, Series 1989,
  10.250% 11/01/19                                             1,750     1,759
TN Metropolitan Government, Nashville & Davidson
  Counties Health &
  Education Facilities, Central States, Series 1989,
  10.250% 11/01/19                                             1,650     1,658
TX Kirbyville Health Facilities Development Corp.,
  Heartway III Project:
  Series 1997 A,
  10.000% 03/20/18                                               707       640
  Series 1997 B,
  6.000% 03/20/04                                                106         5
TX Whitehouse Health Facilities Development Corp.,
  Oak Brook Healthcare Center, Series 1989,
  10.000% 12/01/19                                             1,690     1,744

WA Kitsap County Housing Authority, Martha &
  Mary Nursing Home,
  7.100% 02/20/36 (h)                                          1,000     1,121
WI State Health & Educational Facilities Authority,
  Metro Health
  Foundation, Inc., Series 1993,
  10.000% 11/01/22 (c)                                         2,775     1,471
                                                                      --------
                                                                        30,549
                                                                      --------

------------------------------------------------------------------------------
HOUSING - 11.7%
ASSISTED LIVING/SENIOR - 3.8%
CA Abag Finance Authority for Nonprofit Corps.,
  Eskaton Gold River Lodge,
  Series 1998:
  6.375% 11/15/15 (d)                                            750       679
  6.375% 11/15/28 (d)                                            550       473
DE Kent County, Heritage at Dover,
  Series 1999,
  7.625% 01/01/30                                              1,750     1,676
GA Columbus Housing Authority, The Gardens at
  Calvary, Series 1999,
  7.000% 11/15/19                                                500       449
IL Clarendon Hills Residential Facilities,
  Churchill Estate, Series
  1998 A:
  6.750% 03/01/24 (c)                                          1,050       788
  6.750% 03/01/31 (c)                                          1,370     1,028
IL State Development Finance Authority, Care
  Institute, Inc.,
  8.250% 06/01/25                                              1,300     1,344
MN Roseville, Care Institute, Inc.,
  Series 1993,
  7.750% 11/01/23                                              1,740     1,579
NC State Medical Care Commission, DePaul
  Community Facilities
  Project, Series 1999,
  7.625% 11/01/29                                              1,500     1,446
NY Huntington Housing Authority, Gurwin Jewish
  Senior Center, Series 1999:
  5.875% 05/01/19                                                700       610
  6.000% 05/01/29                                                775       661
TX Bell County Health Facilities Development Corp.,
  Care Institute, Inc.,
  9.000% 11/01/24                                              1,775     1,893
                                                                      --------
                                                                        12,626
                                                                      --------
MULTI-FAMILY - 6.8%
DE Wilmington, Electra Arms Senior
  Association Project,
  6.250% 06/01/28                                                985       874
FL Broward County Housing Finance Authority,
  Chaves Lake Apartment
  Project, Series 2000,
  7.500% 07/01/40                                                750       759
FL Clay County Housing Finance Authority, Madison
  Commons Apartments,
  Series 2000 A,
  7.450% 07/01/40                                                750       759
GA Clayton County Housing Authority, Magnolia Park
  Apartments, Series 1999 A,
  6.250% 06/01/30                                                955       858
MN Lakeville, Southfork Apartments Project:
  Series 1989 B,
  (b) 02/01/20                                                   932     1,029
  9.875% 02/01/20                                              2,570     2,596
MN Robbinsdale Economic Development Authority,
  Broadway Court,
  Series 1999 A,
  6.875% 01/01/26                                                500       468
MN Washington County Housing & Redevelopment
  Authority, Cottages of Aspen, Series 1992,
  9.250% 06/01/22                                              1,035     1,073
MN White Bear Lake, Birch Lake Townhome Project:
  Series 1989 A,
  10.250% 07/15/19                                             2,200     2,283
  Series 1989 B,
  (b) 07/15/19 (e)                                               726       293
NC Eastern Carolina Regional Housing Authority,
  New River Apartments- Jacksonville,
  Series 1994,
  8.250% 09/01/14                                              1,720     1,769
NY Nyack Housing Assistance Corp.,
  Nyack Plaza Apartments,
  7.375% 06/01/21                                                368       369
Resolution Trust Corp., Pass Through Certificates,
  Series 1993 A,
  9.250% 12/01/16 (f)                                          4,537     4,557
TN Franklin Industrial Board, Landings Apartment
  Project, Series 1996 B,
  8.750% 04/01/27                                                905       945
TX Galveston Health Facilities Center,
  Driftwood Apartments,
  8.000% 08/01/23                                              1,000     1,023
TX State Department of Housing & Community
  Affairs, Pebble Brooks Apartments, Series 1998,
  5.500% 12/01/18 (h)                                          1,000       967
VA Alexandria Redevelopment & Housing Authority,
  Courthouse Commons
  Apartments, Series 1990 A,
  10.000% 01/01/21                                             1,500     1,365
WA Vancouver Housing Authority,
  Series I, 5.500% 03/01/28                                    1,000       905
                                                                      --------
                                                                        22,892
                                                                      --------
SINGLE FAMILY - 1.1%
LA Louisiana Housing Finance Agency, Residual
  Lien Mortgage, Series
  1992, 7.375% 09/01/13                                          165       169
OH State Housing Finance Agency,
  Series B 4, IFRN (variable rate),
  9.162% 03/31/31 (h)                                            525       551
TX Bexar County Housing Finance Corp., GNMA
  Collateralized Mortgage,
  Series 1989 A,
  8.200% 04/01/22                                              1,735     1,772
WA State Housing Finance Commission,
  Series 1992 D 1,
  6.150% 01/01/26 (h)                                          1,025     1,065
                                                                      --------
                                                                         3,557
                                                                      --------

------------------------------------------------------------------------------
INDUSTRIAL - 4.1%
FOOD PRODUCTS - 1.2%
IN Hammond, American Maize Products Co.,
  Series 1994,
  8.000% 12/01/24                                              2,000     2,140
LA Southern Louisiana Port Commission,
  Cargill, Inc. Project,
  5.850% 04/01/17                                              1,000     1,016
MI State Strategic Fund, Michigan Sugar Co.,
  Sebewaing Project,
  Series 1998 A,
  6.250% 11/01/15                                              1,250     1,011
                                                                      --------
                                                                         4,167
                                                                      --------
FOREST PRODUCTS - 0.6%
GA Rockdale County Development Authority,
  Solid Waste Disposal, Visy Paper, Inc.,
  Series 1993,
  7.500% 01/01/26                                              1,800     1,854
                                                                      --------
MANUFACTURING - 1.7%
IL State Development Finance Authority,
  Armstrong World Industries, Inc. Project,
  5.950% 12/01/24                                              1,000       250
IL Will-Kankakee Regional Development Authority,
  Flanders Corp./Precisionaire Project,
  Series 1997,
  6.500% 12/15/17                                                920       909
MA State Industrial Finance Agency,
  House of Bianchi, Inc.,
  8.750% 06/01/18 (j)                                            285       266
MN Brooklyn Park, TL Systems Corp.,
  Series 1991,
  10.000% 09/01/16                                               725       811
NV Henderson Public Improvement Trust,
  Integrated Coating Technology Corp.,
  Series 2000,
  6.625% 11/01/10 (c)                                            272       217
TX Trinity River Authority, Texas Instruments
  Project, Series 1996,
  6.200% 03/01/20                                              1,000     1,025
WA Pilchuck Public Developement Corp.,
  Goodrich (B.F.) Co. Tramco Project,
  Series 1993,
  6.000% 08/01/23                                              2,420     2,217
                                                                      --------
                                                                         5,695
                                                                      --------
METALS & MINING - 0.6%
MD Baltimore County, Bethlehem Steel Corp
  Project, Series B,
  7.500% 06/01/15                                                500       452
NV State Department of Business & Industry,
  Wheeling-Pittsburgh Steel
  Corp., Series 1999 A,
  8.000% 09/01/14                                              1,000       904
VA Greensville County Industrial Development
  Authority, Wheeling-Pittsburgh Steel Corp.,
  Series 1999 A:
  6.375% 04/01/04                                                 95        89
  7.000% 04/01/14                                                500       414
VA Peninsula Ports Authority, Ziegler Coal
  Project, Series 1997,
  6.900% 05/02/22                                                675       101
                                                                      --------
                                                                         1,960
                                                                      --------

------------------------------------------------------------------------------
OTHER - 6.7%
OTHER - 0.2%
MD Baltimore, Park Charles Project,
  Series 1986,
  8.000% 01/01/15                                                695       710
                                                                      --------
REFUNDED/ESCROWED (g) - 6.5%
CA Colton Public Financing Authority,
  Series 1995,
  7.500% 10/01/20                                              1,920     2,086
CA San Joaquin Hills Transportation Corridor Agency,
  Series 1993,
  7.000% 01/01/30 (h)                                            775       835
CO Denver City and County Airport:
  Series B,
  7.250% 11/15/23                                                580       620
  Series C,
  6.125% 11/15/25                                              2,280     2,396
FL Clearwater Housing Authority, Hampton Apartments,
  Series 1994,
  8.250% 05/01/24                                              2,470     2,782
IL State Health Facilities Authority:
  Edgewater Medical Center, Series A,
  9.250% 07/01/24 (h)                                          1,950     2,243
  IHC Hospitals, Inc.,
  6.650% 02/15/21                                              1,750     1,998
MA State Health & Educational Facilities Authority,
  Corp. for Independent Living,
  8.100% 07/01/18                                                695       767
MN Mille Lacs Capital Improvement Authority, Mille
  Lacs Band of Chippewa, Series 1992 A,
  9.250% 11/01/12                                                940     1,038
NC Lincoln County, Lincoln County Hospital,
  9.000% 05/01/07                                                380       435
PA Delaware County Authority, Southeastern
  Pennsyvania Obligated Group, Series 1996:
  6.000% 12/15/16                                              1,400     1,464
  6.000% 12/15/26                                              1,000     1,023
PA Montgomery County Industrial Development
  Authority, Assisted
  Living Facility, Series 1993 A,
  8.250% 05/01/23                                                830       903
TNShelby County, Health, Education, & Housing
  Facilities Board, Open Arms Development Center:
  Series 1992 A,
  9.750% 08/01/19                                                890     1,139
  Series 1992 C,
  9.750% 08/01/19                                                870     1,113
VI Water and Power Authority Electric Systems,
  Series 1991 A,
  7.400% 07/01/11                                                835       858
WA State Health Care Facilities Authority,
  Grays Harbor Community Hospital,
  Series 1993,
  7.200% 07/01/03                                                120       122
                                                                      --------
                                                                        21,822
                                                                      --------

------------------------------------------------------------------------------
OTHER REVENUE - 1.7%
HOTELS - 0.3%
PA Philadelphia Authority for Industrial
  Development, Doubletree Project,
  6.500% 10/01/27                                              1,000       978
                                                                      --------
RECREATION - 0.8%
DC District of Columbia, Smithsonian Institution,
  Series 1997,
  5.000% 02/01/28                                              1,750     1,593
NM Red River Sports Facility, Red River Ski Area
  Project, Series 1998,
  6.450% 06/01/07                                              1,065     1,029
                                                                      --------
                                                                         2,622
                                                                      --------
RETAIL - 0.6%
NJ State Economic Development Authority,
  Glimcher Properties L.P. Project,
  6.000% 11/01/28                                              1,250     1,133
OH Lake County, North Madison Properties,
  Series 1993,
  8.819% 09/01/11                                                765       815
                                                                      --------
                                                                         1,948
                                                                      --------
RESOURCE RECOVERY - 1.4%
DISPOSAL - 0.7%
CT State Development Authority, Sewer Sludge
  Disposal Facilities,
  Series 1996, 8.250% 12/01/06                                   800       888
MA State Industrial Finance Agency:
  Massachusetts Environmental Services,
  Series 1994 A,
  8.750% 11/01/21 (c)                                            975       488
  Peabody Monofill Associates, Inc.,
  Series 1995,
  9.000% 09/01/05                                                885       925
                                                                      --------
                                                                         2,301
                                                                      --------
RESOURCE RECOVERY - 0.7%
MA State Industrial Finance Agency, Ogden
  Haverhill Project,
  Series 1998 A,
  5.500% 12/01/13                                                500       464
PA Delaware County Industrial Development
  Authority, BFI, Series A,
  6.200% 07/01/19                                              2,000     1,765
                                                                      --------
                                                                         2,229
                                                                      --------

------------------------------------------------------------------------------
TAX-BACKED - 20.1% LOCAL GENERAL OBLIGATIONS - 9.6%
IL Chicago Board of Education,
  Series 1997 A,
  5.250% 12/01/30                                             14,470    13,718
IL Cook County, Series 1997 A,
  5.625% 11/15/22 (h)                                          4,200     4,222
NY New York City:
  Series 1997 A,
  7.000% 08/01/07                                              1,000     1,119
  Series 1997 H,
  6.000% 08/01/17                                              1,400     1,456
TX Irving Independent School District, Series 1997,
  (b) 02/15/18                                                 1,000       384
TX San Antonio Independent School District,
  Series 1997,
  5.000% 08/15/27                                             10,435     9,564
WA King County, Series 1998 B,
  5.000% 01/01/30                                              1,965     1,792
                                                                      --------
                                                                        32,255
                                                                      --------
SPECIAL NON-PROPERTY TAX - 2.3%
IL Metropolitan Pier & Exposition Authority,
  McCormick Place Expansion Project,
  Series A,
  (b) 06/15/16                                                10,000     4,284
IL State Development Finance Authority,
  City of Marion Project,
  Series 1991,
  9.625% 09/15/21                                              2,345     1,759
OH Hamilton County, Series 2000 B,
  (b) 12/01/21                                                 5,000     1,545
                                                                      --------
                                                                         7,588
                                                                      --------
SPECIAL PROPERTY TAX - 2.3%
CA Carson, Series 1992,
  7.375% 09/02/22                                                185       194
CA Orange County Community Facilities District,
  Ladera Ranch, Series
  1999 A,
  6.700% 08/15/29                                                500       519
CA Placer Unified High School District,
  Series 2000 A,
  (b) 08/01/19                                                 1,700       608
CA Riverside County Public Financing
  Authority Redevelopment Projects,
  Series A,
  5.500% 10/01/22                                                650       616
FL Heritage Palms Community Development District:
  Series 1999,
  6.250% 11/01/04                                              1,250     1,253
  Series 1999 B,
  6.250% 05/01/05                                              1,315     1,315
FL Lexington Oaks Community Development District:
  Series 1998 A,
  6.125% 05/01/19                                                390       374
  Series 1998 B,
  5.500% 05/01/05                                                410       403
  Series 2000 A,
  7.200% 05/01/30                                                300       305
  Series 2000 D,
  6.700% 05/01/07                                                200       202
FL Northern Palm Beach County Improvement District,
  Series 1999,
  6.000% 08/01/29                                                750       688
FL Orlando, Conroy Road Interchange Project,
  Series 1998 A:
  5.500% 05/01/10                                                180       174
  5.800% 05/01/26                                                500       454
FL Stoneybrook Community Development District,
  Series 1998 B,
  5.700% 05/01/08                                                765       749
                                                                      --------
                                                                         7,854
                                                                      --------
STATE APPROPRIATED - 0.3%
NY State Urban Development Corp.,
  University Facilities Grants,
  Series 1995,
  5.875% 01/01/21                                              1,000     1,050
                                                                      --------
STATE GENERAL OBLIGATIONS - 5.6%
DC District of Columbia, Series 1999 A,
  5.375% 06/01/18                                              2,395     2,375
TX State, Series 1999 ABC,
  5.500% 08/01/35 (h)                                          4,200     4,162
WA State, Series 1999 B,
  5.000% 01/01/24                                             13,250    12,276
                                                                      --------
                                                                        18,813
                                                                      --------

------------------------------------------------------------------------------
TRANSPORTATION - 10.2%
AIR TRANSPORTATION - 1.5%
CO Denver City & County Airport,
  United Airlines, Inc.,
  Series 1992 A,
  6.875% 10/01/32                                              1,645     1,639
NC Charlotte, US Airways, Inc., Series 2000,
  7.750% 02/01/28                                                750       718
TX Alliance Airport Authority:
  American Airlines Project,
  7.500% 12/01/29                                              1,600     1,633
  Federal Express Corp., Series 1996,
  6.375% 04/01/21                                              1,000       978
                                                                      --------
                                                                         4,968
                                                                      --------
AIRPORT - 6.1%
CO Denver City & County Airport:
  Series B,
  7.250% 11/15/23                                              2,275     2,397
  Series C,
  6.125% 11/15/25                                              2,840     3,027
  Series 1997 E,
  5.250% 11/15/23                                              4,590     4,424
  Series 1998 B,
  5.000% 11/15/25                                              2,940     2,711
MA State Port Authority, Series 1998 D,
  5.000% 07/01/28                                              6,500     5,942
MI Wayne County, Detroit Metropolitan Airport,
  Series 1998 A,
  5.000% 12/01/22                                              2,000     1,826
                                                                      --------
                                                                        20,327
                                                                      --------
TOLL FACILITIES - 2.3%
CO State Public Highway Authority, E-470,
  Series 2000 B:
  (b) 09/01/18                                                 3,000     1,119
  (b) 09/01/35                                                 8,750       659
NY State Thruway Authority, Series 1998 E,
  5.000% 01/01/25                                              4,330     4,010
VA Richmond Metropolitan Authority,
  Series 1998,
  5.250% 07/15/22                                              2,000     1,977
                                                                      --------
                                                                         7,765
                                                                      --------
TRANSPORTATION - 0.3%
NV State Department of Business & Industry,
  Las Vegas Monorail Project, Series 2000,
  7.375% 01/01/40                                              1,000       965
                                                                      --------

------------------------------------------------------------------------------
UTILITY - 12.4%
INDEPENDENT POWER PRODUCER - 2.3%
NY Port Authority of New York & New Jersey,
  KIAC Partners, Series
  1996 IV,
  6.750% 10/01/11                                              2,000     2,055
PA State Economic Development Finance Authority:
  Colver Project, Series D,
  7.125% 12/01/15                                              3,000     3,057
  Northampton Generating, Series A,
  6.500% 01/01/13                                              1,000       968
PR Commonwealth of Puerto Rico Industrial,
  Educational, Medical & Environmental
  Cogeneration Facilities, AES Project,
  Series 2000,
  6.625% 06/01/26                                                650       670
VA Pittsylvania County Industrial Development
  Authority, Multitrade of Pittsyvania,
  Series 1994 A,
  7.450% 01/01/09                                              1,000     1,031
                                                                      --------
                                                                         7,781
                                                                      --------
INVESTOR OWNED - 4.0%
AZ Pima County Industrial Development Authority,
  Tucson Electric Power Co., Series A,
  6.100% 09/01/25                                                750       665
CT State Development Authority, Connecticut
  Light & Power Co.,
  Series 1993 B,
  5.950% 09/01/28                                                400       361
IL Bryant, Central Illinois Light Co.,
  Series 1993,
  5.900% 08/01/23                                              5,000     4,983
LA Calcasieu Parish Industrial Development
  Board, Entergy Gulf
  States, Inc.,
  Series 1999,
  5.450% 7/01/10                                                 500       471
LA West Feliciana Parish, Entergy Gulf States, Inc.,
  Series 1999 B,
  6.600% 09/01/28                                                500       492
MS State Business Finance Corp., Systems Energy
  Resources Project,
  Series 1998,
  5.875% 04/01/22                                              2,000     1,787
WV Pleasant County, Western Pennsylvania Power Co.,
  Series 1999 E,
  5.500% 04/01/29                                              4,750     4,604
                                                                      --------
                                                                        13,363
                                                                      --------
JOINT POWER AUTHORITY - 0.2%
NC Eastern Municipal Power Agency,
  Series 1999 D,
  6.700% 01/01/19                                                500       523
                                                                      --------
MUNICIPAL ELECTRIC - 1.3%
NY Long Island Power Authority,
  Series 1998 A,
  5.250% 12/01/26                                              2,000     1,918
WA Chelan County Public Utilities District No. 1,
  Columbia River Rock Hydroelectric,
  (b) 06/01/14                                                 5,000     2,412
                                                                      --------
                                                                         4,330
                                                                      --------
WATER & SEWER - 4.6%
FL Miami-Dade County, Series 1999 A,
  5.000% 10/01/29                                              7,500     6,950
LA Public Facility Belmont Water Authority,
  9.000% 03/15/24 (c)(i)                                         760       646
MA State Water Resources Authority,
  Series 1997 D,
  5.000% 08/01/24                                              4,000     3,752
MS Five Lakes Utility District,
  8.250% 07/15/24                                                500       439
NH State Industrial Development Authority,
  Pennichuck Water Works,
  Inc., Series 1988,
  7.500% 07/01/18                                                565       570
WA King County, Series 1999,
  5.250% 01/01/30                                              3,250     3,096
                                                                      --------
                                                                        15,453
                                                                      --------
TOTAL MUNICIPAL BONDS (cost of $338,788)                               324,721
                                                                      --------
MUNICIPAL PREFERRED STOCKS - 1.2%                             SHARES
------------------------------------------------------------------------------
Charter Mac Equity Issue Trust,
  6.625% 06/30/49 (f)                                          2,000     1,955
MuniMae Equity Issue Trust,
  7.750% 11/01/10 (f)                                          2,000     2,023
                                                                      --------
TOTAL MUNICIPAL PREFERRED STOCKS
  (cost of $4,000)                                                       3,978
                                                                      --------
TOTAL INVESTMENTS (cost of $342,788) (k)                               328,699
                                                                      --------

SHORT-TERM OBLIGATIONS - 0.8%                                    PAR     VALUE
------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (l)
CO Jefferson County, Rocky Mountain Butterfly,
  Series 1998,
  4.200% 06/01/10                                             $  315    $  315
IA Ottumwa, Ottumwa Regional Health Center, Inc.,
  Series 1998,
  4.200% 10/01/06                                                260       260
IA State Finance Authority, Burlington Medical
  Center, Series 1997,
  4.250% 06/01/27                                                400       400
IA State Higher Education Loan Authority,
  St. Ambrose University,
  Series 1999,
  4.200% 10/01/09                                                200       200
IN Marion County, Indiana Weslyan University,
  Series 2000,
  4.200% 06/01/30                                                100       100
KS State Development Finance Authority,
  Series 2000,
  4.250% 05/15/26                                                100       100
LA Saint Charles Parish, Shell Oil Co.,
  Series 1992 B,
  4.200% 10/01/22                                                200       200
SD Lower Brule Sioux Tribe, Series 1999,
  4.200% 12/01/11                                                200       200
WY Unita County, Chevron USA, Inc. Project,
  4.250% 08/15/20                                                800       800
                                                                      --------
TOTAL SHORT-TERM OBLIGATIONS                                             2,575
                                                                      --------

OTHER ASSETS & LIABILITIES, NET - 1.1%                                   3,701
------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                   $334,975
                                                                      --------

NOTES TO INVESTMENT PORTFOLIO:

-------------------------------------------------------------------------------
(a) This is a restricted security which was acquired at a cost of $1,350. This security represents 0.4% of the Trust's net assets at November 30, 2000.
(b) Zero coupon bond.
(c) This issuer is in default of certain debt covenants. Income is not being accrued.
(d) These restricted securities were acquired at a cost of $1,287. These securities represent 0.3% of the Trust's net assets at November 30, 2000.
(e) Accrued interest accumulates in the value of the security and is payable at redemption.
(f) Security is exempt from registration under Rule 144A of the securities act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2000, the value of these securities amounted to $8,535.
(g) The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the principal and interest.
(h) These securities, or a portion thereof, with a total market value of $20,779, are being used to collateralize open futures contracts.
(i) This is a restricted security which was acquired at a cost of $760. This security represents 0.2% of the Trust's net assets at November 30, 2000.
(j) This is a restricted security which was acquired at a cost of $248. This security represents 0.1% of the Trust's net assets at November 30, 2000.
(k) Cost for federal income tax purposes is $342,694.
(l) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 2000.

Short futures contracts open at November 30, 2000:

                          PAR VALUE                           UNREALIZED
                          COVERED BY        EXPIRATION       DEPRECIATION
         TYPE             CONTRACTS           MONTH          AT 11/30/00
------------------------------------------------------------------------------
Treasury Bond              $88,600            March            ($1,936)
Municipal Bond              42,700            March               (443)
Treasury Note               19,300            March               (292)
                                                                -----

                                                               ($2,671)
                                                                -----

                ACRONYM                                 NAME
                -------                                 ----
                  IFRN                       Inverse Floating Rate Note

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
November 30, 2000
(In thousands except for per share amount)

ASSETS
Investments at value (cost $342,788)                                 $328,699
Short-term obligations                                                  2,575
                                                                     --------

                                                                      331,274
Cash                                                         $    6
Receivable for:
  Interest                                                    6,106
  Investments sold                                              290     6,402
                                                             ------  --------
  Total assets                                                        337,676
                                                                     --------

LIABILITIES
Payable for:
  Distributions -- common shares                              1,212
  Distributions -- preferred shares                              45
  Variation margin on futures                                 1,084
Accrued:
  Management fee                                                225
  Bookkeeping fee                                                 7
  Transfer agent fee                                             24
  Deferred Trustees' fees                                         3
Other                                                           101
                                                             ------
  Total liabilities                                                     2,701
                                                                     --------
NET ASSETS                                                           $334,975
                                                                     --------
COMPOSITION OF NET ASSETS
Auction Preferred Shares (5 shares issued and
   outstanding at $25,000  per share)                                $120,000
Capital paid in -- common shares                                      280,314
Overdistributed net investment income                                  (1,483)
Accumulated net realized loss                                         (47,096)
Net unrealized depreciation on:
  Investments                                                         (14,089)
  Open futures contracts                                               (2,671)
                                                                     --------
                                                                     $334,975
                                                                     --------

NET ASSETS at value for 31,078 common shares of
   beneficial interest outstanding                                   $214,975
                                                                     --------

Net asset value per common share                                     $   6.92
                                                                     --------
NET ASSETS at value including undeclared dividends
  for 5 preferred shares outstanding                                 $120,000
                                                                     --------

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended November 30, 2000
(In thousands)

INVESTMENT INCOME
Interest                                                              $ 22,693

EXPENSES
Management fee                                              $  2,734
Transfer agent                                                    78
Bookkeeping fee                                                   86
Trustees' fee                                                     18
Custodian fee                                                      5
Audit fee                                                         37
Legal fee                                                        124
Reports to shareholders                                           25
Preferred shares remarketing commissions                         305
Other                                                            134     3,546
                                                            --------  --------
Net Investment Income                                                   19,147

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized loss on:
  Investments                                                (5,604)
  Closed futures contracts                                  (11,222)
                                                            --------
    Net realized loss                                                  (16,826)
                                                                      --------

Net change in unrealized appreciation/depreciation
  during the period on:
  Investments                                                  2,819
  Open futures contracts                                     (2,682)
                                                            --------

    Net change in unrealized appreciation/depreciation                     137
                                                                      --------
  Net Loss                                                             (16,689)
                                                                      --------

Increase in Net Assets from
Operations                                                            $  2,458
                                                                      --------

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)

                                                                  YEAR ENDED     PERIOD ENDED
                                                                 NOVEMBER 30     NOVEMBER 30
                                                                 -----------     -----------
INCREASE (DECREASE) IN NET ASSETS                                     2000         1999(a)
---------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                             $  19,147       $  14,312
Net realized loss                                                   (16,826)         (3,710)
Net change in unrealized appreciation/depreciation                      137         (24,941)
                                                                  ---------       ---------
    Net Increase (Decrease) from Operations                           2,458         (14,339)

DISTRIBUTIONS
From net investment income -- common shares                         (14,823)        (14,106)
From net investment income -- preferred shares                       (5,016)         (1,171)
                                                                  ---------       ---------

                                                                    (17,381)        (29,616)

Fund Share Transactions:
Preferred share offering (net of $283 and $1,606 commission and
  offering costs, respectively)                                        (283)        118,394
Value of distributions reinvested -- common shares                     --               156
                                                                  ---------       ---------

  Net Increase (Decrease) from Fund Share Transactions                 (283)        118,550
                                                                  ---------       ---------

    Total Increase (Decrease)                                       (17,664)         88,934

NET ASSETS
Beginning of period                                                 352,639         263,705
                                                                  ---------       ---------

End of period (including overdistributed net investment of
  $1,483 and $867, respectively)                                  $ 334,975       $ 352,639
                                                                  ---------       ---------

NUMBER OF FUND SHARES
Common:
 Issued for distributions reinvested                                   --                19
Outstanding at
 Beginning of period                                                 31,078          31,059
                                                                  ---------       ---------
 End of period                                                       31,078          31,078
                                                                  ---------       ---------
Preferred:
 Issued in initial offering                                            --                 5
Outstanding at

 Beginning of period                                                      5            --
                                                                  ---------       ---------
 End of period                                                            5               5
                                                                  ---------       ---------

(a) The Fund changed its fiscal year end from December 31 to November 30.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOVEMBER 30, 2000

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION
Colonial High Income Municipal Trust (the Trust), is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, management investment company. The Trust's investment objective is to provide high current income, generally exempt from federal income taxes, by investing primarily in medium and lower quality municipal securities. The Trust authorized an unlimited number of shares.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Trust may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices.

FEDERAL INCOME TAXES
Consistent with the Trust's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective December 1, 2001, the Trust will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will be required to amortize premium and discount on all debt securities. Upon the effective date, this accounting principle change will not have an impact on total net assets but will result in a reclassification between cost of securities held and net unrealized appreciation/depreciation. The Trust currently has not determined the impact of the adoption of the new accounting policy.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to common and preferred shareholders are recorded on the ex- date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Trust's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on November 30, 2000 was 4.300% for Series T and 4.150% for Series W. For the year ended November 30, 2000, the Trust paid dividends to Auction Preferred shareholders amounting to $5,015,808 representing an average APS dividend rate for such period of 4.139%.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Trust and furnishes accounting and other services and office facilities for a monthly fee equal to 0.80% annually of the Trust's average weekly net assets.

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $18,000 per year plus 0.0233% annually of the Trust's average weekly net assets over $50 million.

OTHER
The Trust pays no compensation to its officers, all of whom are employees of the Advisor.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

NOTE 3. PREFERRED SHARE OFFERING
On August 20, 1999, the Trust offered and currently has outstanding 4,800 Auction Preferred Shares (2,400 shares each of Series T and W). The Auction Preferred Shares are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared). Total proceeds, net of commissions, of $118,500,000, were received upon completion of the offering.

Costs incurred by the Trust in connection with the offering of the Auction Preferred Shares totaling $282,640 and $106,148 for fiscal year 2000 and 1999, respectively, were recorded as a reduction of capital paid in excess of par applicable to common shares.

Under the Investment Company Act of 1940, the Fund is required to maintain asset coverage of at least 200% with respect to the Auction Preferred Shares as of the last business day of each month in which any Auction Preferred Shares are outstanding. Additionally, the Fund is required to meet more stringent asset coverage requirements under the terms of the Auction Preferred Shares and in accordance with the guidelines prescribed by the rating agencies. Should these requirements not be met, or should dividends accrued on the Auction Preferred Shares not be paid, the Fund may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the Auction Preferred Shares. At November 30, 2000 there were no such restrictions on the Fund.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY
During the period ended November 30, 2000, purchases and sales of investments, other than short-term obligations, were $34,114,385 and $50,184,180, respectively.

Unrealized appreciation (depreciation) at November 30, 2000, based on cost of investments for federal income tax purposes was approximately:

    Gross unrealized appreciation                            $  9,932,000
    Gross unrealized depreciation                             (23,927,000)
                                                             ------------
        Net unrealized depreciation                          $(13,995,000)
                                                             ============

CAPITAL LOSS CARRYFORWARDS
At November 30, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

        YEAR OF EXPIRATION            CAPITAL LOSS CARRYFORWARD

               2001                          $ 5,578,000
               2002                            6,579,000
               2003                            5,268,000
               2004                            2,815,000
               2005                            5,927,000
               2007                            3,942,000
               2008                           14,341,000
                                             -----------
                                             $44,450,000
                                             -----------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Trust may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Trust may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Trust may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts and options involves certain risks, which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Trust's Statement of Assets and Liabilities at any given time.

NOTE 5. RESULTS OF ANNUAL MEETING OF SHAREHOLDERS
On May 24, 2000, the Annual Meeting of Shareholders of the Trust was held to elect three Trustees (Grinnell, Mayer, Moody) to be voted by the Common and Preferred shareholders, to elect two Trustees (Macera, Stitzel) to be voted solely by Preferred shareholders, and to ratify the selection of PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending November 30, 2000. On March 1, 2000, the record date for the Meeting, the Fund had outstanding 31,078,028 of Common shares, 2,400 Series T Preferred shares and 2,400 Series W Preferred shares. The votes cast were as follows:

                                                 FOR             AGAINST
                                                 ---             -------

To elect a Board of Trustees:

James E. Grinnell                            26,527,608         1,006,092
William E. Mayer                             26,557,278           976,422
James L. Moody, Jr.                          26,499,267         1,034,473
Salvatore Macera                                  2,444                51
Thomas E. Stitzel                                 2,444                51

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending November 30, 2000:

                   FOR                         AGAINST           ABSTAIN
                   ---                         -------           -------

               27,026,535                      136,390           370,812

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected per share data, total return, ratios and supplemental data throughout each period are as follows
(common shares unless otherwise noted):


                                                            YEAR ENDED            PERIOD ENDED            YEAR ENDED
                                                            NOVEMBER 30,           NOVEMBER 30,           DECEMBER 31,
                                                            ----------------------------------------------------------
                                                              2000                   1999(a)                 1998
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $  7.490                $  8.490                $  8.560
                                                            --------                --------                --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                          0.616(g)                0.461                   0.519
Commissions and offering costs -- preferred shares            (0.009)                 (0.052)                     --
Net realized and unrealized loss                              (0.539)                 (0.917)                 (0.066)
                                                            --------                --------                --------
    Total from Investment Operations                           0.068                  (0.508)                  0.453
                                                            --------                --------                --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income -- common shares                   (0.477)                 (0.454)                 (0.523)
From net investment income -- preferred shares                (0.161)                 (0.038)                     --
                                                            --------                --------                --------
    Total Distributions Declared to Shareholders              (0.638)                 (0.492)                 (0.523)
                                                            --------                --------                --------
NET ASSET VALUE, END OF PERIOD                              $  6.920                $  7.490                $  8.490
                                                            --------                --------                --------
Market price per share                                      $  5.750                $  6.125                $  8.312
                                                            --------                --------                --------
Total return based on market value(b)                          1.05%                (21.72)%(c)                2.47%
                                                            --------                --------                --------
RATIOS TO AVERAGE NET ASSETS
Expenses(d)                                                    1.60%(f)                1.13%(e)(f)             0.93%
Net investment income(d)                                       6.37%(f)                5.67%(e)(f)             6.02%
Portfolio turnover                                               10%                     16%(c)                  29%
Net assets at end of period (000) -- common shares          $214,975                $232,540                $263,705

(a) The Fund changed its fiscal year end from December 31 to November 30.
(b) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(c) Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e) Annualized.
(f) Ratios reflect net assets available to common shares only; net investment income ratio also reflects reduction for dividend payments to preferred shareholders.
(g) The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.

--------------------------------------------------------------------------------
2000 Federal income tax information (unaudited)
100% of the distributions from net investment income will be treated as exempt income for federal income tax purposes.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected per share data, total return, ratios and supplemental data throughout each period are as follows
(common shares unless otherwise noted):

                                                                          YEAR ENDED DECEMBER 31,
                                                        ------------------------------------------------------------
                                                              1997                    1996                    1995
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $  8.340                $  8.550                $  7.960
                                                            --------                --------                --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                          0.552                   0.566                   0.597
Net realized and unrealized gain (loss)                        0.214                  (0.193)                  0.583
                                                            --------                --------                --------
    Total from Investment Operations                           0.766                   0.373                   1.180
                                                            --------                --------                --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income -- common shares                   (0.546)                 (0.583)                 (0.590)
                                                            --------                --------                --------
NET ASSET VALUE, END OF PERIOD                              $  8.560                $  8.340                $  8.550
                                                            --------                --------                --------
Market price per share                                      $  8.630                $  8.250                $  7.380
                                                            --------                --------                --------
Total return based on market value(a)                         11.60%                  20.09%                  15.65%
                                                            --------                --------                --------
RATIOS TO AVERAGE NET ASSETS
Expenses(b)                                                    0.96%                   1.00%                   1.06%
Net investment income(b)                                       6.54%                   6.74%                   7.15%
Portfolio turnover                                               17%                     15%                     23%
Net assets at end of period (000)                           $265,190                $257,768                $264,467

(a) Total return at market value assuming all distributions reinvested and excluding brokerage commissions.
(b) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND THE TRUSTEES OF COLONIAL HIGH INCOME MUNICIPAL TRUST

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial High Income Municipal Trust (the "Trust") at November 30, 2000, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of portfolio positions at November 30, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 11, 2001

--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN
--------------------------------------------------------------------------------

As a shareholder in the Trust you are eligible to participate in the Dividend Reinvestment Plan.

The Trust generally distributes net investment income and net short-term capital gains monthly and net long-term capital gains annually. Under the Trust's Dividend Reinvestment Plan (the "Plan") all distributions are reinvested automatically in additional shares of the Trust, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the bro-ker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of Trust shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. However, if the market price of shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares. The aggregate market value of the shares may constitute taxable income to shareholders for federal income tax purposes.

All Plan accounts receive monthly written confirmations of all transactions. Shares purchased under the Plan ordinarily are held in uncertificated form, although each participant has the right to receive certificates for whole shares owned by the participant. Each shareholder's proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of dis-tributions does not relieve participants of any income tax payable on the distributions.

There is no charge to Plan participants for reinvesting distributions. Fees and expenses of the Plan other than brokerage charges are paid by the Trust. Participants bear a pro-rata share of brokerage charges incurred on open market purchases of shares issued under the Plan. A shareholder may elect not to participate or terminate his or her participation in the Plan by written notice to the Plan administrator. Such notice must be received by the Plan administrator before the dividend record date in order to be effective with respect to that dividend. The Plan may be amended or terminated on 30 days' written notice to the Plan participants. Upon withdrawal by any participant or any termination of the Plan, certificates for whole shares will be issued and cash payments will be made for any fractional shares. All correspondence concerning the Plan should be directed to BankBoston, NA, the Trust's dividend disbursing agent and administrator of the Plan, at P.O. Box 1681, Boston, Massachusetts 02105, Attention: Dividend Reinvestment Department.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial High Income Municipal Trust is:

     BankBoston,NA.
     100 Federal Street
     Boston,MA 02110
     1-800-730-6001

The Colonial High Income Municipal Trust mails one shareholder report to each shareholder address.If you would like more than one report,please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial High Income Municipal Trust.

--------------------------------------------------------------------------------
TRUSTEES
--------------------------------------------------------------------------------


DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL,Inc.(formerly Senior Vice President and Chief Financial Officer f UAL,Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development,General Counsel,and Secretary,Kellogg Company (formerly Senior Vice President,Secretary and General Counsel,Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer,U.S.Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp.and President of Itek Optical &Electronic Industries,Inc.)

WILLIAM E. MAYER
Partner,Park Avenue Equity Partners (formerly Dean,College of Business and Management,University of Maryland;Dean, Simon Graduate School of Business, Universtiy of Rochester;Chairman and Chief Executive Officer,CS First Boston Merchant Bank;and President and Chief Executive Officer,The First Boston Corporation)

CHARLES R. NELSON
Van Voorhis Professor,Department of Economics,University of Washington; consultant on economic and statistical matters

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties,Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer,Mutual Funds, Liberty Financial Companies,Inc.;Executive Vice President and Director of Colonial Management Associates,Inc.and Stein Roe &Farnham Inc.;Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds,Stein Roe Mutual Funds and All-Star Funds,and Chief Operating Officer,Putnam Mutual Funds)

THOMAS C. THEOBALD
Managing Director,William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business,Boise State University)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry,and President, Applications Solutions Division,IBM Corporation)

COLONIAL HIGH INCOME MUNICIPAL TRUST Annual Report


                                                  120-02/153E-1200 (1/01)00/2356